Earnings (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation (Detail)	12 Months Ended
Dec. 31, 2020 shares
Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	35,764,660